FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Percentage of annual fixed interest	0.25% and 0.52%
Short term deposits	3 to 18 months
CPI Exchange Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase (decrease) in Sensitivity analysis	2.00%	2.00%
Decreased (increased) in equity and profit	₪ 2	₪ 2
USD exchange rate [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase (decrease) in Sensitivity analysis	5.00%	5.00%
Decreased (increased) in equity and profit	₪ 3	₪ 3